Income Taxes - Summary of Unrecognized Deferred Tax Assets Expire Unutilized based on Year of Origination (Detail) - Mar. 31, 2020 ₨ in Millions, $ in Millions	USD ($)	INR (₨)
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 73.9	₨ 5,589.8
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	106.7	8,070.3
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	116.2	8,791.7
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	94.6	7,157.2
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	298.7	22,603.3
Thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 402.4	₨ 30,448.4